CONTRACT LIABILITY (Tables)	12 Months Ended
Jun. 30, 2022
CONTRACT LIABILITY (Tables)
Schedule of contract liability
	June 30, 2022	June 30, 2021

Opening balance	$226,903	$-
Additions	-	244,133
Changes in exchange rates	8,123	-
Revenue recognized from contract liability	(49,330)	(17,230)

Ending balance	$185,696	$226,903

Current portion	$50,771	$48,832
Long-term portion	134,925	178,071